COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES:

Commitment to pay royalties to the Israel Innovation Authority and other participation grants

Since incorporation of the Company and through 2023, the Company received grants for participation in research and development the IIA, other governmental institutions (the Ministry of Economy and the Ministry of Energy) the BIRD Foundation, and from NYPA In the case of project termination and/or unsuccessful development prior to having a mature product and beginning of sales, the Company does not have any commitment to pay royalties. As a precondition for receiving the grants, the Company committed to pay royalties in a range of 11% to 16% (pending territory) of revenue generated from selling the products, and up to the amount of grants received, based on a letter of commitment entered with those entities.

Total contingent obligations as of December 31, 2023 and 2022, amounted to $2.0 million and $1.3 million, respectively.

The Company receives royalty-bearing grants, which represent participation of BIRD in approved programs for funding, covering up to 50% of project development costs. These grants are recognized as a reduction of research and development expenses as the related costs are incurred. For the years ended December 31,2023, 2022 and 2021, the Company received $0.1 million $0.1 million and $0.2 million from BIRD, respectively.

The Company is committed to pay royalties to BIRD at a rate of 5% of the sales of its product, up to 100% of the amount of the grants received if full repayment made by April 1, 2024, 113% if full repayment is made by April 2025, 125% if full repayment is made by April 2026, 138% if full repayment is made by April 2027, and 150% if full repayment is made after April 2027.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Company receives royalty-bearing grants, which represent participation of IIA in approved programs for funding, covering up to 50% of project development costs. These grants are recognized as a reduction of research and development expenses as the related costs are incurred. For the years ended December 31, 2023, 2022 and 2021, the Company received $0.3 million, $0 and $0.1 million from IIA, respectively. The amount of $0.3 million received in 2023 from the IIA was recorded as “Other Receivables” in 2022. The Company is committed to pay royalties to the Israeli Government at a rate of 3% to 5% of the sales of its product, up to 100% of the amount of the grants received plus Annual Interest for a File, as such term is defined under the IIA’s rules and guidelines. In 2023 the Company paid $23 thousand to the Innovation Authority with respect of sales recognized during the year.

The amounts deducted from research and development expenses are $382 thousand, $359 thousand and $189 thousands for the years ended on December 31, 2023, 2022 and 2021, respectively.

Engagement in collaborations agreements and pilot programs:

1.	Collaboration agreement with Blink

In February 2020, the Company engaged in a collaboration agreement with Blink, a company engaged in development, marketing, and distribution of equipment for electric vehicles, for the development of an energy storage system for the U.S. market designed to accelerate EV charging. 50% of the project’s approved budget was funded by BIRD. Under the agreement, the Company is responsible for the development and manufacturing of the facility for the U.S. market in compliance with U.S. standards, while Blink is responsible for the manufacturing of a high-power EV charger, and for the marketing and distribution of the joint product. The Company is committed under the agreement to pay 5% royalties on U.S. sales and up to the amount of the grant.

2.	Collaboration agreement with Afcon Electric Transportation LTD.

In July 2022, the Company entered into an agreement with Afcon Electric Transportation Ltd. (hereafter - “Afcon”), in a cooperation agreement for the establishment and execution of a pilot for an ultra-fast charging infrastructure for electric vehicles, based on a ZOOZTER-100 kinetic storage system in combination with the energy management software (EMS) for smart management of power consumption on the site produced by the Company.

The engagement in the agreement is subject to the approval from the IIA for a pilot support grant amounting to 40% of the project budget, in the amount of $0.3 million.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.	Collaboration agreement with New York Power Authority

On September 12, 2022, the Company engaged in a cooperation agreement with the NYPA for the development, installation, integration and demonstration of the Company’s systems for use as ultra-fast charging infrastructure for electric vehicles, in locations with limited power grid capacity. Under the agreement, the Company is expected to construct and demonstrate with NYPA’s funding of up to $0.9 million, of which the Company received $0.5 million during 2023) an ultra-fast charging station based on the Company’s system. According to the contract, the Company is obliged to pay royalties in the range between 1.5% to 2% until the receipts received from NYPA are fully covered.

Keyarch Acquisition Corporation [Member]
COMMITMENTS AND CONTINGENCIES

Note 6 – Commitments and Contingencies

Risk and Uncertainties

On October 7, 2023, an armed conflict began between Hamas and Israel. The hostilities in Palestine may impact Zooz and its operations in a number of different ways, which are yet to be fully assessed and are therefore uncertain. Its principal concern is for the safety of the employees who are physically located in Israel. For so long as the hostilities continue in Israel, it might become more difficult for Zooz to raise additional capital at the time when it needs to do so, or for financing to be available upon acceptable terms. All or any of these risks separately, or in combination could have a material adverse effect on our business, financial condition, results of operations, and cash flows.

Registration Rights

The holders of Founder Shares, Private Placement Units and Units that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Class A ordinary shares) pursuant to a registration rights agreement signed on January 24, 2022. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriters had a 45-day option beginning January 24, 2022, to purchase up to an additional 1,500,000 Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On February 8, 2022, the underwriters exercised their over-allotment option in full and purchased an additional 1,500,000 Units at $10.00 per Unit.

On January 27, 2022, the Company paid a fixed underwriting discount of $2,000,000 and on February 8, 2022, it paid an additional $300,000 of underwriting fees arising from the sale of the over-allotment Units.

In connection with the Closing, ZOOZ, the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as warrant agent (the “Warrant Agent”), entered into the Assignment, Assumption and Amendment to Public Warrant Agreement, dated as of April 4, 2024, which amends that certain Public Warrant Agreement, dated as of January 24, 2022 (“Public Warrant Agreement”), and filed with the Securities and Exchange Commission (“SEC”) on January 27, 2022. Separately, ZOOZ, the Company, and the Warrant Agent entered into the Assignment, Assumption and Amendment to Private Warrant Agreement (the “Private Warrant Amendment” and, together with the Public Warrant Amendment, the “Warrant Amendments”), dated as of April 4, 2024, which amends that certain Private Warrant Agreement, dated as of January 24, 2022 (“Private Warrant Agreement”), and filed with the SEC on January 27, 2022. Pursuant to the Warrant Amendments: (i) ZOOZ has assumed the obligations of the Company under the original Public Warrant Agreement and Private Warrant Agreement, and, among other things, ZOOZ has been added as a party thereto, and (ii) all references to the Company ordinary shares in the original Public Warrant Agreement and Private Warrant Agreement shall mean ZOOZ ordinary shares and all references to “Shareholders” shall mean ZOOZ shareholders.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of our initial Business Combination in an amount equal to $1,500,000 with $660,000 paid in cash to EBC at the Closing and the remaining $840,000 satisfied by a promissory note issued by the Sponsor and ZOOZ to EBC at the Closing. At any time prior to the maturity date, the promissory note can be repaid in full by the transfer of a portion of the sponsor’s ZOOZ ordinary shares that were deposited into escrow at Closing or by certain mandatory cash payments out of the proceeds of certain future financings of ZOOZ. On the repayment date, all remaining outstanding obligations under the note shall be paid by the sponsor by transfer of Escrowed Shares up to a maximum amount equal to the total number of Escrowed Shares then remaining in the escrow account. The price per Escrowed Share shall be equal to 90% of the VWAP of ZOOZ ordinary shares on Nasdaq for the five trailing trading days.

In addition to the Company’s obligation to deliver the Escrowed Shares to EarlyBirdCapital, the terms of the Amendment to BCMA also include registration rights obligations to EarlyBirdCapital with respect to the Escrowed Shares that may be transferred to it in accordance with the terms of the Amendment to BCMA and other specified obligations.

In connection with the BCM Agreement Amendment, the sponsor, the Company and EBC entered into Amendment No. 2 to the Sponsor Letter Agreement, dated as of April 4, 2024, in order to provide for transfer of the Escrowed Shares.